UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
(800) 451-2010 (FOR SMITH BARNEY)
(800)-725-6666 (FOR SALOMON BROTHERS FUNDS

Date of fiscal year end:  OCTOBER 31, 2003
Date of reporting period:  APRIL 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND

SEMI-ANNUAL REPORT | APRIL 30, 2003

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

BRIAN ROUTLEDGE, CFA

Brian Routledge has 16 years of securities business experience and leads a team of equity managers in the day-today management of the Fund. Mr. Routledge holds a BS in Finance with high honors from St. John’s University.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity market are considered large cap issuers.

FUND FACTS

FUND INCEPTION

October 19, 1990

MANAGER INVESTMENT
INDUSTRY EXPERIENCE

16 Years

Semi-Annual Report • April 30, 2003

SMITH BARNEY DIVERSIFIED
LARGE CAP GROWTH FUND

What’s Inside

Letter From the Chairman	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statements of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	11

L E T T E R   F R O M   T H E   C H A I R M A N

R. JAY GERKEN

Chairman, President and
Chief Executive Officer

Dear Shareholder:

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com1 where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken
Chairman, President and Chief Executive Officer

May 28, 2003

________________
1 Matters referenced are not incorporated by reference unless otherwise stated.

1 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Schedule of Investments (unaudited)		April 30, 2003

SHARES	SECURITY	VALUE

COMMON STOCKS — 98.2%
Commercial Services — 2.3%
53,100	Automatic Data Processing Inc.	$ 1,785,753
15,000	Cintas Corp.	538,500
70,242	Paychex Inc.	2,187,336

		4,511,589

Consumer Cyclical — 12.0%
22,800	American Eagle Outfitters Inc.*	399,000
18,911	Bed Bath & Beyond Inc.*	747,174
15,100	Best Buy Co., Inc.*	522,158
98,887	Home Depot	2,781,691
24,380	Kohl’s Corp.*	1,384,784
27,800	Liz Claiborne, Inc.	904,334
38,100	Lowe’s Co., Inc.	1,672,209
8,500	Ross Stores Inc.	322,150
100,200	TJX Companies Inc.	1,928,850
79,328	Walgreen Co.	2,448,062
188,689	Wal-Mart Stores Inc.	10,626,964

		23,737,376

Consumer Non-Durables — 12.9%
17,020	Alberto-Culver Co., Class B shares	838,746
112,850	Altria Group, Inc.	3,471,266
60,300	Anheuser-Busch Cos., Inc.	3,007,764
136,631	The Coca Cola Co.	5,519,892
101,014	PepsiCo Inc.	4,371,886
69,000	The Procter & Gamble Co.	6,199,650
70,000	SYSCO Corp.	2,011,100

		25,420,304

Consumer Services — 1.4%
32,980	Concord EFS Inc.*	456,113
27,700	McGraw-Hill Cos., Inc.	1,617,403
38,600	The Bisys Group, Inc.*	651,568

		2,725,084

Drugs — 20.5%
95,681	Abbott Laboratories	3,887,519
25,250	Amerisourcebergen Corp.	1,460,712
27,154	Bristol Myers Squibb Co.	693,513
34,850	Cardinal Health Inc.	1,926,508
23,800	Forest Laboratories, Inc.*	1,230,936
160,574	Johnson & Johnson	9,049,951
92,727	Merck & Co. Inc.	5,394,857
415,067	Pfizer Inc.	12,763,310
91,200	Wyeth	3,969,936

		40,377,242

Finance — 9.0%
98,150	American Express Co.	3,715,959
34,493	Fannie Mae	1,997,145
62,754	Freddie Mac	4,542,762
37,750	Fifth Third Bancorp	1,860,697

See Notes to Financial Statements.

2 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

SHARES	SECURITY	VALUE

Finance — 9.0% (continued)
64,921	MBNA Corp.	$ 1,227,007
80,950	State Street Corp.	2,835,679
32,480	Wells Fargo & Co.	1,567,485

		17,746,734

Healthcare — 8.1%
76,405	Amgen Inc.*	4,684,391
28,400	Biomet, Inc.	865,064
48,107	Eli Lilly & Co.	3,070,189
82,440	Health Management Associates, Class A shares*	1,406,426
103,433	Medtronic Inc.	4,937,891
14,000	Wellpoint Health Networks Inc.*	1,063,160

		16,027,121

Industrials — 8.0%
20,000	3M Co.	2,520,800
16,500	Danaher Corp.	1,138,170
413,002	General Electric Co.	12,162,909

		15,821,879

Semi-Conductors — 4.6%
281,268	Intel Corp.	5,175,331
58,500	Linear Technologies Corp.	2,016,495
48,300	Maxim Integrated Products, Inc.	1,897,707

		9,089,533

Technology — 18.4%
28,340	CDW Computer Centers, Inc.*	1,208,418
362,469	Cisco Systems Inc.*	5,451,534
144,456	Dell Computer Corp.*	4,176,223
77,723	International Business Machines Corp.	6,598,683
526,794	Microsoft Corp.*	13,470,123
94,510	Network Appliance Inc.*	1,255,093
338,096	Oracle Corp.*	4,016,580

		36,176,654

Telecommunications — 0.8%
43,000	Verizon Communications Inc.	1,607,340

Transportation — 0.2%
12,500	Expeditors International Inc.	454,487

	TOTAL COMMON STOCKS
	(Identified Cost — $226,216,135)	193,695,343

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 1.8%
$ 3,455,000	UBS Warburg Repurchase Agreement,
	1.33% due 05/1/03 proceeds at maturity $3,455,128
	(Fully Collateralized by Freddie Mac, 2.75% due 12/30/05
	Valued at $3,535,062); (Identified Cost — $3,455,000)	3,455,000

	TOTAL INVESTMENTS — 100%
	(Identified Cost — $229,671,135)	$ 197,150,343

* Non-income producing security

See Notes to Financial Statements.

3 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	April 30, 2003

ASSETS:
Investment at value (Note 1A) (Identified Cost, $229,671,135)	$ 197,150,343
Receivable for investment sold	1,326,367
Dividend and interest receivable	122,102
Receivable for shares of beneficial interest sold	7,039

Total Assets	198,605,851

LIABILITIES:
Management fees payable (Note 2)	121,544
Distribution/Service fees payable (Note 3)	46,238
Payable to the custodian	16,178
Accrued expenses and other liabilities	191,889

Total Liabilities	375,849

Net Assets	$ 198,230,002

NET ASSETS CONSIST OF:
Paid-in capital	$ 273,999,833
Undistributed net investment income	243,475
Accumulated net realized loss from security transactions		(43,492,514)
Unrealized depreciation of investments		(32,520,792)

Total	$ 198,230,002

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($187,489,327/15,379,209 shares outstanding)	$ 12.19
Offering Price per share ($12.19 ÷ 0.95)	$ 12.83	*

Class B Shares:
Net Asset Value per share and offering price ($10,165,621/862,661 shares outstanding)	$ 11.78	**

Class L Shares:
Net Asset Value per share ($575,054/46,622 shares outstanding)	$ 12.33	**
Offering Price per share ($12.33 ÷ 0.99)	$ 12.45

* Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

4 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2003

INVESTMENT INCOME:
Dividend income	$ 1,265,654
Interest income	23,250

Total Investment Income	1,288,904

EXPENSES:
Management fees (Note 2)	862,523
Distribution/Service fees Class A (Note 3)	226,533
Distribution/Service fees Class B (Note 3)	49,405
Distribution/Service fees Class L (Note 3)	2,821
Transfer agent fees	82,138
Blue sky fees	32,598
Shareholder reports	30,441
Custody and fund accounting fees	30,238
Legal fees	22,418
Audit fees	22,250
Trustees fees	896
Other	5,509

Total Expenses	1,367,770
Less: Aggregate amount waived by the Manager (Note 2)	(322,407)

Net Expenses	1,045,363

Net Investment Income	243,541

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions	(5,861,042)
Net increase in unrealized appreciation on investments	12,117,605

Net Realized and Unrealized Gain (Loss) From Investments	6,256,563

Net Increase in Net Assets Resulting From Operations	$ 6,500,104

See Notes to Financial Statements.

5 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2003	Year Ended
	(unaudited)	October 31, 2002

OPERATIONS:
Net investment income	$243,541	$52,973
Net realized loss	(5,861,042)	(30,376,137)
Unrealized appreciation (depreciation)	12,117,605	(13,941,775)

Net Increase (Decrease) in Net Assets Resulting From Operations	6,500,104	(44,264,939)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A	(53,039)	—
Net investment income Class B	—	—
Net investment income Class L	—	—

Decrease in Net Assets From Distributions to Shareholders	(53,039)	—

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Class A
Net proceeds from sale of shares	2,807,584	2,818,237
Net asset value of shares issued to shareholders from reinvestment of distributions	52,325	—
Cost of shares repurchased	(10,057,681)	(34,441,458)

Total Class A	(7,197,772)	(31,623,221)

Class B
Net proceeds from sale of shares	282,699	924,709
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(768,840)	(2,576,833)

Total Class B	(486,141)	(1,652,124)

Class L
Net proceeds from sale of shares	119,690	531,533
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(94,694)	(102,172)

Total Class L	24,996	429,361

Net Decrease in Net Assets From
Transactions in Shares of Beneficial Interest	(7,658,917)	(32,845,984)

Net Decrease in Net Assets	(1,211,852)	(77,110,923)

NET ASSETS:
Beginning of period	199,441,854	276,552,777

End of period†	$198,230,002	$199,441,854

† Includes undistributed net investment income of:	$243,475	$52,973

See Notes to Financial Statements.

6 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Prior to November 1, 2001, the Fund sought to achieve its investment objectives by investing substantially all of its assets in Large Cap Growth Portfolio (the “Portfolio”). On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the Portfolio through an in kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in kind from the Portfolio, the Fund ceased utilizing a hub and spoke investment structure and began investing directly in investment securities. Prior to May 13, 2002, the investment manager of the Fund was Citi Fund Management Inc. Effective May 13, 2002 the investment manager became Smith Barney Fund Management LLC (the “Manager”). Citigroup Global Markets Inc. (“CGM”), formerly known as Salomon Smith Barney Inc. (“SSB”), serves as the Fund’s distributor (the “Distributor”), and continues to sell Fund shares to the public as a member of the selling group. Citi Fund Management Inc., the Manager and CGM are subsidiaries of Citigroup Inc. (“Citigroup”).

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $88,138 to CTB.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge that is lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the six months ended April 30, 2003, the Fund has been informed that the Distributor retained front-end net commissions paid by investors of $4,000 and $1,000 from sales of Class A and Class L shares, respectively and $7,000 and $0 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services

7 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002 the Fund for federal income tax purposes had a loss carryover of $42,053,000 of which $15,234,000 will expire in October 2009 and $26,819,000 will expire in October 2010.

D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund were charged to that fund.

E. Distributions Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2002, the Fund reclassified $10,480,977 from paid in capital to accumulated realized loss.

F. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements. The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.90% of the Funds’ average daily net assets.The management fee amounted to $862,523, of which $322,407 was voluntarily waived for the six months ended April 30, 2003.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act

8 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $226,533 for the six months ended April 30, 2003. Under the Class B and Class L Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class L shares of the Fund, respectively.The Service fees for Class B and Class L shares amounted to $49,405 and $2,821, respectively, for the six months ended April 30, 2003. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,880,189 and $32,912,306, respectively, for the six months ended April 30, 2003.

5. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2003, as computed on a federal income tax basis, are as follows:

Aggregate cost	$229,671,135

Gross unrealized appreciation	$10,510,795
Gross unrealized depreciation	(43,031,587)

Net unrealized depreciation	$(32,520,792)

6. Income Tax Information and Distributions to Shareholders
At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$52,973

Accumulated capital (losses)	$(42,052,912)

Unrealized depreciation	$(40,216,958)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the Fund’s in-kind redemption received in exchange for the Fund’s investment in the Portfolio.

9 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

7. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	April 30, 2003	Year Ended
	(unaudited)	October 31, 2002

Class A
Shares sold	240,721	207,980
Shares issued on reinvestment	4,570	—
Shares repurchased	(867,975)	(2,575,287)

Net Decrease	(622,684)	(2,367,307)

Class B
Shares sold	24,824	69,838
Shares issued on reinvestment	—	—
Shares repurchased	(69,278)	(202,523)

Net Decrease	(44,454)	(132,685)

Class L
Shares sold	10,071	38,576
Shares issued on reinvestment	—	—
Shares repurchased	(8,309)	(7,680)

Net Increase	1,762	30,896

8.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expense of the Plan for the six months ended April 30, 2003 and the related liability at April 30, 2003 were not material.

10 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	Six Months Ended		Year Ended October 31,
	April 30, 2002
Class A Shares	(unaudited)		2002	2001		2000		1999		1998

Net Asset Value, Beginning of Period	$11.78		$14.26	$21.91		$24.42		$21.47		$21.14

Income From Operations:
Net investment income (loss)	0.017	†	0.009	(0.021)		(0.084)		(0.079	)†	(0.022	)†
Net realized and unrealized gain (loss)	0.396		(2.489)	(5.851)		1.021		4.944		4.735

Total From Operations	0.413		(2.480)	(5.872)		0.937		4.865		4.713

Less Distributions From:
Net investment income	(0.003)		—	—		—		—		(0.012)
Net realized gain	—		—	(1.778)		(3.447)		(1.915)		(4.371)

Total Distributions	(0.003)		—	(1.778)		(3.447)		(1.915)		(4.383)

Net Asset Value, End of Period	$12.19		$11.78	$14.26		$21.91		$24.42		$21.47

Total Return	3.51	%**	(17.39)%	(28.00)%		3.20%		23.60%		26.90%

Net Assets, End of Period (000s)	$187,489		$188,539	$261,864		$421,307		$513,883		$378,380

Ratios to Average Net Assets:
Expenses	1.05	%*	1.05%	1.05	%(A)	1.05	%(A)	1.05	%(A)	1.05	%(A)
Net investment income (loss)	0.29	%*	0.06%	(0.12)%		(0.33)%		(0.34)%		(0.11)%

Portfolio Turnover Rate	12%		29%	29%		80%		108%		53%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss)
per share and the ratios would have been as follows:
Net investment loss per share	($0.002	)†	($0.035)	($0.062)		($0.143)		$(0.131	)†	$(0.078	)†
Ratios:
Expenses to average net assets	1.39	%*	1.35%	1.29	%(A)	1.29	%(A)	1.27	%(A)	1.32	%(A)
Net investment loss to average net assets	(0.05	)%*	(0.24)%	(0.36)%		(0.57)%		(0.56)%		(0.38)%

* Annualized
** Not Annualized
†			The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A)			Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

11 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

								January 4, 1999
	Six Months Ended		Year Ended October 31,					(Commencement
	April 30, 2002							of Operations) to
Class B Shares	(unaudited)		2002	2001		2000		October 31, 1999

Net Asset Value, Beginning of Period	$11.43		$13.93	$21.61		$24.28		$22.73

Income From Operations:
Net investment loss	(0.025	)†	(0.100)	(0.150)		(0.248)		(0.206	)†
Net realized and unrealized gain (loss)	0.375		(2.400)	(5.752)		1.025		1.756

Total From Operations	0.350		(2.500)	(5.902)		0.777		1.550

Less Distributions From:
Net investment income	—		—	—		—		—
Net realized gain	—		—	(1.778)		(3.447)		—

Total Distributions	—		—	(1.778)		(3.447)		—

Net Asset Value, End of Period	$11.78		$11.43	$13.93		$21.61		$24.28

Total Return	3.06%	**	(17.95)%	(28.58)%		2.47%		6.82	%**

Net Assets, End of Period (000s)	$10,166		$10,366	$14,485		$24,194		$28,275

Ratios to Average Net Assets:
Expenses	1.80%	*	1.80%	1.80%	(A)	1.80%(	A)	1.80%(A	)*
Net investment loss	(0.46	)%*	(0.69)%	(0.87)%		(1.08)%		(1.13	)%*

Portfolio Turnover Rate	12%		29%	29%		80%		108%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	($0.044	)†	($0.143)	($0.191)		($0.307)		$(0.258	)†
Ratios:
Expenses to average net assets	2.14	%*	2.10%	2.04%	(A)	2.04%	(A)	2.02%(A	)*
Net investment loss to average net assets	(0.80	)%*	(0.99)%	(1.11)%		(1.32)%		(1.35	)%*

* Annualized
** Not Annualized
†			The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A)			Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

12 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

					September 22, 2000
	Six Months Ended		Year Ended October 31,		(Commencement
	April 30, 2003				of Operations) to
Class L Shares	(unaudited)		2002	2001	October 31, 2000

Net Asset Value, Beginning of Period	$11.96		$14.58	$22.51	$23.16

Income From Operations:
Net investment loss	(0.026	)†	(0.058)	(0.093)	(0.022	)†
Net realized and unrealized gain (loss)	0.396		(2.562)	(6.059)	(0.628)

Total From Operations	0.370		(2.620)	(6.152)	(0.650)

Less Distributions From:
Net investment income	—		—	—	—
Net realized gain	—		—	(1.778)	—

Total Distributions	—		—	(1.778)	—

Net Asset Value, End of Period	$12.33		$11.96	$14.58	$22.51

Total Return	3.09	%**	(17.97)% **	(28.54)%	(2.81	)%**

Net Assets, End of Period (000s)	$575		$537	$204	$39

Ratios to Average Net Assets:
Expenses	1.80	%*	1.80%	1.80%(A )	1.80%(A	)*
Net investment loss	(0.46	)%*	(0.66)%	(0.88)%	(1.08	)%*

Portfolio Turnover Rate		12%	29%	29%		80%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	($0.046	)†	($0.084)	($0.118)	$(0.027	)†
Ratios:
Expenses to average net assets	2.14	%*	2.10%	2.04%(A )	2.04%(A	)*
Net investment loss to average net assets	(0.80	)%*	(0.96)%	(1.12)%	(1.32	)%*

* Annualized
** Not Annualized
†			The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

13 Smith Barney Diversified Large Cap Growth Fund | 2003 Semi-annual Report to Shareholders

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SMITH BARNEY

DIVERSIFIED LARGE CAP GROWTH FUND

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C.Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

OFFICERS R. Jay Gerken* President and Chief Executive Officer Lewis E. Daidone* Senior Vice President and Chief Administrative Officer Frances M. Guggino* Controller Robert I. Frenkel* Secretary
* Affiliated Person of Investment Manager

INVESTMENT MANAGER
Smith Barney Fund Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank
    & Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Smith Barney Diversified Large Cap Growth Fund

This report is submitted for general information of the shareholders of Smith Barney Diversified Large Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02555 6/03                    03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and
               principal financial officer have concluded that the
               registrant's disclosure controls and procedures (as
               defined in Rule 30a-2(c) under the Investment Company
               Act of 1940, as amended) are effective based on their
               evaluation of the disclosure controls and procedures
               as of a date within 90 days of the filing date of
               this document.

         (b)   In the last 90 days, there have been no significant
               changes in the Registrant's internal controls or in
               other factors that could significantly affect these
               controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT      Certifications pursuant to section 302 of the
                              Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT   Certifications pursuant to Section 906 of the
                              Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

By:      /s/ R. Jay Gerken
         R. Jay Gerken
      Chief Executive Officer of
         SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Date:    JUNE 11, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Date:

By:      /s/LEWIS E. DAIDONE
         Chief Administrative Officer of
         SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Date:    JUNE 11, 2003